Share-based payments (Tables)	9 Months Ended
Sep. 30, 2024
Share-based payments
Schedule of share-based payments expenses

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Cost of sales	98	148	245	347
Selling and distribution expenses	93	(113)	246	6
Research and development expenses	441	494	1,202	1,153
General and administrative expenses	862	383	4,083	920
Other operating expenses	206	164	497	383
Total	1,701	1,076	6,273	2,807

Schedule for expense recognized for the equity-settled programs

	Three months ended September 30,		Nine months ended September 30,
Program	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	391	69	2,728	227
RSU Supervisory Board	206	164	497	383
New VSOP	(26)	—	19	—
Prior VSOP	20	2	(1)	9
LTIP RSUs	1,110	841	3,030	2,188
Total	1,701	1,076	6,273	2,807

Schedule of inputs used in the measurement of the fair value at grant date

Weighted average fair value per option	EUR 1.78
Weighted average share price (10-days VWAP before grant date)	EUR 3.50
Exercise price (USD 3.80)	EUR 3.50
Expected volatility (%)	65.0%
Expected life (years)	3.45
Risk-free interest rate (%)	4.56%